Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2026
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

Note 3. Cash and cash equivalents

Cash and cash equivalents consisted of the following:

	As of June 30, 2026	As of December 31, 2025
Cash on hand	$4,090	$168
Deposits with banks	45,461,872	6,717,619
Cash and cash equivalents	$45,465,962	$6,717,787

The Company had a total of $45,465,962 and $6,717,787 in cash and cash equivalents as of June 30, 2026 and December 31, 2025, all held within the PRC and Hong Kong.